9. Significant Customers (Details Narrative)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Three Customers Percentage of Total Sales
Percent concentration	74.00%	69.00%
One Customer Percentage of Total Sales
Percent concentration	53.00%	51.00%
Three Customers Percentage of Total Accounts Receivable
Percent concentration	92.00%	84.00%
One Customer Percentage of Total Accounts Receivable
Percent concentration	64.00%	71.00%